Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	E-Valuator Funds Trust
Entity Central Index Key	0001821505
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000222972 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Very Conservative (0%-15%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V V L X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)	$42	0.84%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 21,635,231
Holdings Count | Holding	73
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,635,231
Total number of portfolio holdings as of the end of the reporting period	73
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	7.5%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	6.0%
Pacer Aristotle Pacific Floating Rate High Income ETF	5.9%
Eaton Vance Total Return Bond ETF	5.2%
Vanguard Intermediate-Term Bond ETF	4.6%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.5%
Dodge & Cox Global Bond Fund - Class I	3.8%
WisdomTree Interest Rate Hedged High Yield Bond Fund	3.8%
iShares 7-10 Year Treasury Bond ETF	3.0%
iShares 10-20 Year Treasury Bond ETF	3.5%

C000229455 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Very Conservative(0%-15%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V V C X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)	$60	1.20%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[2]
Net Assets	$ 21,635,231
Holdings Count | Holding	73
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,635,231
Total number of portfolio holdings as of the end of the reporting period	73
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	7.5%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	6.0%
Pacer Aristotle Pacific Floating Rate High Income ETF	5.9%
Eaton Vance Total Return Bond ETF	5.2%
Vanguard Intermediate-Term Bond ETF	4.6%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.5%
Dodge & Cox Global Bond Fund - Class I	3.8%
WisdomTree Interest Rate Hedged High Yield Bond Fund	3.8%
iShares 7-10 Year Treasury Bond ETF	3.6%
iShares 10-20 Year Treasury Bond ETF	3.5%

C000222968 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative (15%-30%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V C L X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)	$40	0.80%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[3]
Net Assets	$ 48,175,569
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$48,175,569
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	6.4%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	5.2%
Pacer Aristotle Pacific Floating Rate High Income ETF	4.9%
Eaton Vance Total Return Bond ETF	4.1%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.0%
Dodge & Cox Global Bond Fund - Class I	3.8%
Vanguard Intermediate-Term Bond ETF	3.5%
WisdomTree Interest Rate Hedged High Yield Bond Fund	3.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
Allspring Core Plus Bond Fund - Class R6	3.0%

C000229451 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative (15%-30%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F C X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)	$59	1.18%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[4]
Net Assets	$ 48,175,569
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$48,175,569
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	6.4%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	5.2%
Pacer Aristotle Pacific Floating Rate High Income ETF	4.9%
Eaton Vance Total Return Bond ETF	4.1%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.0%
Dodge & Cox Global Bond Fund - Class I	3.8%
Vanguard Intermediate-Term Bond ETF	3.5%
WisdomTree Interest Rate Hedged High Yield Bond Fund	3.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
Allspring Core Plus Bond Fund - Class R6	3.0%

C000222969 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V T T X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)	$41	0.82%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[5]
Net Assets	$ 32,302,362
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,302,362
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	87%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	4.7%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	3.7%
Pacer Aristotle Pacific Floating Rate High Income ETF	3.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	3.1%
Eaton Vance Total Return Bond ETF	3.0%
Allspring Core Plus Bond Fund - Class R6	2.9%
Dodge & Cox Global Bond Fund - Class I	2.8%
Vanguard Intermediate-Term Bond ETF	2.7%
WisdomTree Interest Rate Hedged High Yield Bond Fund	2.4%
iShares 10-20 Year Treasury Bond ETF	2.2%

C000229452 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F T X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)	$60	1.20%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[6]
Net Assets	$ 32,302,362
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,302,362
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	87%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

iShares Convertible Bond ETF	4.7%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	3.7%
Pacer Aristotle Pacific Floating Rate High Income ETF	3.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	3.1%
Eaton Vance Total Return Bond ETF	3.0%
Allspring Core Plus Bond Fund - Class R6	2.9%
Dodge & Cox Global Bond Fund - Class I	2.8%
Vanguard Intermediate-Term Bond ETF	2.7%
WisdomTree Interest Rate Hedged High Yield Bond Fund	2.4%
iShares 10-20 Year Treasury Bond ETF	2.2%

C000222971 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Moderate (50%-70%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V M L X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)	$32	0.63%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[7]
Net Assets	$ 144,923,812
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$144,923,812
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	80%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	3.3%
iShares Convertible Bond ETF	3.0%
Invesco Nasdaq Next Gen 100 ETF	2.5%
WisdomTree U.S. Value Fund	2.5%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	2.5%
Vanguard U.S. Momentum Factor ETF	2.5%
Eaton Vance Total Return Bond ETF	2.2%
Pacer Aristotle Pacific Floating Rate High Income ETF	2.2%
Allspring Core Plus Bond Fund - Class R6	2.0%
Nuveen Large Cap Growth Index Fund - Class R6	2.0%

C000229454 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Moderate(50%-70%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F M X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)	$51	1.02%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[8]
Net Assets	$ 144,923,812
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$144,923,812
Total number of portfolio holdings as of the end of the reporting period	76
Portfolio turnover rate as of the end of the reporting period	80%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	3.3%
iShares Convertible Bond ETF	3.0%
Invesco Nasdaq Next Gen 100 ETF	2.5%
WisdomTree U.S. Value Fund	2.5%
T Rowe Price Institutional Floating Rate Fund - Class Institutional	2.5%
Vanguard U.S. Momentum Factor ETF	2.5%
Eaton Vance Total Return Bond ETF	2.2%
Pacer Aristotle Pacific Floating Rate High Income ETF	2.2%
Allspring Core Plus Bond Fund - Class R6	2.0%
Nuveen Large Cap Growth Index Fund - Class R6	2.0%

C000222970 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Growth (70%-85%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V G L X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)	$30	0.60%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[9]
Net Assets	$ 251,360,381
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$251,360,381
Total number of portfolio holdings as of the end of the reporting period	74
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	4.2%
Invesco Nasdaq Next Gen 100 ETF	3.2%
Vanguard U.S. Momentum Factor ETF	3.1%
WisdomTree U.S. Value Fund	2.9%
Vanguard Total World Stock ETF	2.6%
Vanguard U.S. Multifactor ETF	2.7%
State Street SPDR Global Dow ETF	2.6%
Vanguard Strategic Equity Fund - Class Investor	2.5%
Invesco Dorsey Wright Developed Markets Momentum ETF	2.5%
iShares U.S. Small-Cap Equity Factor ETF	2.4%

C000229453 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Growth (70%-85%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V G R X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[10]
Line Graph [Table Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)	$50	0.99%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Net Assets	$ 251,360,381
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$251,360,381
Total number of portfolio holdings as of the end of the reporting period	74
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	4.2%
Invesco Nasdaq Next Gen 100 ETF	3.2%
Vanguard U.S. Momentum Factor ETF	3.1%
WisdomTree U.S. Value Fund	2.9%
Vanguard Total World Stock ETF	2.6%
Vanguard U.S. Multifactor ETF	2.7%
State Street SPDR Global Dow ETF	2.6%
Vanguard Strategic Equity Fund - Class Investor	2.5%
Invesco Dorsey Wright Developed Markets Momentum ETF	2.5%
iShares U.S. Small-Cap Equity Factor ETF	2.4%

C000229450 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F G X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)	$50	0.99%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[11]
Net Assets	$ 234,073,241
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$234,073,241
Total number of portfolio holdings as of the end of the reporting period	66
Portfolio turnover rate as of the end of the reporting period	216%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	5.2%
WisdomTree U.S. Value Fund	3.8%
Invesco Nasdaq Next Gen 100 ETF	3.5%
Vanguard Strategic Equity Fund - Class Investor	3.3%
Vanguard Russell 2000 Growth	3.3%
Vanguard U.S. Momentum Factor ETF	3.3%
Vanguard Global Capital Cycles Fund - Class Investor	3.0%
iShares U.S. Small-Cap Equity Factor ETF	2.9%
First Trust U.S. Equity Opportunities ETF	2.9%
Vanguard Total World Stock ETF	2.8%

C000222967 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Aggressive Growth(85%-99%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V A G X
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)	$30	0.60%[1]

[1]	Ratio to average net assets have been annualized for periods less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[12]
Line Graph [Table Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$234,073,241
Total number of portfolio holdings as of the end of the reporting period	66
Portfolio turnover rate as of the end of the reporting period	216%

Net Assets	$ 234,073,241
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	216.00%
Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	5.2%
WisdomTree U.S. Value Fund	3.8%
Invesco Nasdaq Next Gen 100 ETF	3.5%
Vanguard Strategic Equity Fund - Class Investor	3.3%
Vanguard Russell 2000 Growth	3.3%
Vanguard U.S. Momentum Factor ETF	3.3%
Vanguard Global Capital Cycles Fund - Class Investor	3.0%
iShares U.S. Small-Cap Equity Factor ETF	2.9%
First Trust U.S. Equity Opportunities ETF	2.9%
Vanguard Total World Stock ETF	2.8%

[1]	Ratio to average net assets have been annualized for periods less than one year.
[2]	Ratio to average net assets have been annualized for periods less than one year.
[3]	Ratio to average net assets have been annualized for periods less than one year.
[4]	Ratio to average net assets have been annualized for periods less than one year.
[5]	Ratio to average net assets have been annualized for periods less than one year.
[6]	Ratio to average net assets have been annualized for periods less than one year.
[7]	Ratio to average net assets have been annualized for periods less than one year.
[8]	Ratio to average net assets have been annualized for periods less than one year.
[9]	Ratio to average net assets have been annualized for periods less than one year.
[10]	Ratio to average net assets have been annualized for periods less than one year.
[11]	Ratio to average net assets have been annualized for periods less than one year.
[12]	Ratio to average net assets have been annualized for periods less than one year.